Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Changes in Accumulated Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Beginning	₩ 117,469	₩ 86,051
Increase /decrease	(99,824)	168,001
Reclassified to gain or loss	(95,421)	(136,583)
Ending	(77,776)	117,469
Changes in investments in associates and joint ventures [member]
Beginning	(3,461)	16,257
Increase /decrease	(8,291)	(19,718)
Ending	(11,752)	(3,461)
Gain (loss) on derivatives valuation [member]
Beginning	25,031	19,809
Increase /decrease	63,281	141,805
Reclassified to gain or loss	(95,421)	(136,583)
Ending	(7,109)	25,031
Gain (loss) on valuation of financial assets at fair value through other comprehensive income [member]
Beginning	108,685	61,438
Increase /decrease	(160,785)	47,247
Ending	(52,100)	108,685
Exchange differences on translation for foreign operations [member]
Beginning	(12,786)	(11,453)
Increase /decrease	5,971	(1,333)
Ending	₩ (6,815)	₩ (12,786)